Summary of Significant Accounting Policies (Tables)	3 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial instruments classified as level 3 in the fair value hierarchy:

Balance as of June 30, 2013	$(157,761)
Total unrealized gains:
Included in earnings	42,735
Balance as of September 30, 2013	$(115,026)